Sales Financing Receivables And Loan Receivables (Schedule Of Finance Receivables-Net) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total finance receivables-net	¥ 379,829	¥ 312,432
Less: current portion	(130,694)	(108,160)
Long-term finance receivables-net	249,135	204,272
Retail Finance Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Retail finance receivables	262,584	204,593
Less: Allowance for credit losses	(634)	(732)
Retail-net	261,950	203,861
Finance Lease Receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance lease receivables	143,334	128,415
Less: Unearned income	(19,294)	(16,479)
Less: Allowance for credit losses	(6,161)	(3,365)
Finance leases-net	¥ 117,879	¥ 108,571